Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 5,787,416	$ 17,577,738	$ 17,620,812
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(15,580,806)	(18,120,217)	(16,079,196)
Shares-based compensation	9,184,200	31,808	310,630
Due from intercompany and others			(4,000,000)
Net cash used in operating activities	(609,190)	(510,671)	(2,147,754)
Cash flows from investing activity:
Payments made for investment in subsidiaries	97,124	(6,969,429)	(40,202,189)
Net cash provided by (used in) investing activities	97,124	(6,969,429)	(40,202,189)
Cash flows from financing activities:
Repayment of related party loans		(8,028,965)	(2,500,000)
Purchase of treasury shares	(1,055,500)	94,252	(355,844)
Net cash used in financing activities	(1,055,500)	(7,934,713)	(2,855,844)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,567,566)	(15,414,813)	(45,205,787)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS-BEGINNING	7,676,349	23,091,162	68,296,949
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS-ENDING	$ 6,108,783	$ 7,676,349	$ 23,091,162